SHAREHOLDERS' EQUITY (DEFICIENCY) (Ordinary Shares) (Details)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2015 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 ₪ / shares
Class of Stock [Line Items]
Share capital | $	$ 59,000		$ 59,000
Conversion of preferred shares into ordinary shares | $			20,197,000
Issuance of ordinary share upon exercise of stock options by employees | $			16,000
Exercise of warrants into ordinary shares | $			29,000
Subtotal | $		$ 45,801,000	45,801,000	$ 59,000
Issuance expenses | $			3,849,000
Share capital | $		$ 41,952,000	$ 41,952,000
Shares issued		11,811,709	11,811,709	1,152,138
Exercise of options			307,467
Issuance of ordinary shares in the Private Placement, shares			2,000,000
Issuance of ordinary shares in the IPO, shares			2,250,000
Price per share | $ / shares		$ 0.05	$ 0.05
Conversion of shares			4,338,998
Value or warrants | $			$ 321,000
Number of units		300,000	300,000
Issuance of ordinary shares in IPO, net of issuance expense | $			$ 10,947,000
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $			$ 11,021,000
October 20 [Member]
Class of Stock [Line Items]
Warrants issued			17,117
Exercise price | (per share)		$ 0.05	$ 0.05			₪ 0.2
Expiration period			2 years
April 6 [Member]
Class of Stock [Line Items]
Warrants issued			70,010
Exercise price | $ / shares		$ 5.06	$ 5.06
Expiration period			2 years
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants	171,715	33,884	205,599
Warrants issued			390,276
Shares called by warrants		180,192	180,192
CLA Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants			1,557,507
Warrants issued			2,658,463
Share price | $ / shares		$ 0.02	$ 0.02
Exercise price | ₪ / shares						0.2
Expiration of warrants		24,277	24,277
Principal | $		$ 12,000,000	$ 12,000,000
Expiration period			10 years
Series A Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 7.50	$ 7.50
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price | $ / shares		$ 6.90	$ 6.90
Expiration of warrants		1,298,374	1,298,374
IPO [Member]
Class of Stock [Line Items]
Amount raised, gross | $			$ 13,500,000
Issuance expenses | $			$ 2,945,000
Share price | $ / shares		$ 6.00	$ 6.00
Value or warrants | $			$ 196,000
Price per unit | $ / shares			$ 6
Number of units		2,000,000	2,000,000
IPO [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued			1,125,000
IPO [Member] | Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Warrants issued			3,375,000
IPO [Member] | Underwriter Warrants [Member]
Class of Stock [Line Items]
Warrants issued			100,000
Exercise price | $ / shares		$ 7.50	$ 7.50
IPO [Member] | Legal Warrants [Member]
Class of Stock [Line Items]
Warrants issued			15,000
Exercise price | $ / shares		6	$ 6
Private Placement [Member]
Class of Stock [Line Items]
Amount raised, gross | $			$ 12,000,000
Issuance expenses | $			$ 1,225,000
Exercise of warrants			569,355
Share price | $ / shares		$ 6.00	$ 6.00
Value or warrants | $			$ 125,000
Price per unit | $ / shares			$ 6
Number of units		2,000,000	2,000,000
Exercise price | (per share)		$ 0.05	$ 0.05			₪ 0.2
Warrants exercised on a cashless basis		988,152	988,152
Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants issued			1,000,000
Exercise price | $ / shares		$ 7.50	$ 7.50
Private Placement [Member] | Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Warrants issued			3,000,000
Exercise price | $ / shares		$ 6.90	$ 6.90
Private Placement [Member] | Services Warrants [Member]
Class of Stock [Line Items]
Issuance expenses | $			$ 900
Warrants issued			87,127
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants issued			450,000
Over-Allotment Option [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants			75,000